INCOME TAXES	12 Months Ended
Dec. 31, 2022
INCOME TAXES
INCOME TAXES
22	INCOME TAXES

The components of income taxes recognized in the consolidated statements of financial position are as follows:

	As at	As at
	December 31,	December 31,
	2022	2021
Income taxes payable	1,113	784
Deferred income tax liabilities	1,201	1,243

The components of income taxes recognized in the consolidated statements of loss and comprehensive loss are as follows:

	Year Ended December 31,
	2022	2021
Current year	1,401	901
Adjustment in respect of prior years	199	97
Current income taxes	1,600	998
Deferred income tax recovery	(42)	(172)
Deferred income tax recovery	(42)	(172)
Income taxes	1,558	826

There is no income tax expense recognized in other comprehensive income (loss).

	As at	As at
	December 31,	December 31,
	2022	2021
Intangible assets	1,201	1,196
Other	-	47
Deferred income tax liabilities	1,201	1,243

22	INCOME TAXES (CONTINUED)

The effective income tax rates in the consolidated statements of loss and comprehensive loss were reported at rates different than the combined Canadian federal and provincial statutory income tax rates for the following reasons:

	Year Ended December 31,
	2022	2021
	%	%
Canadian statutory tax rate	26.5	26.5
Effect of tax rate in foreign jurisdictions	7.7	0.8
Impact of foreign currency translation	2.9	14.0
Non-deductible and non-taxable items	(45.2)	(18.8)
Change in tax benefits not recognized	(48.0)	(32.6)
Adjustments in respect of prior years	(16.2)	(2.1)
Adjustment of prior year tax payable	(10.4)	—
Other	1.8	(0.2)
Effective income tax rate applicable to loss before income taxes	(80.9)	(12.4)

Deferred taxes are provided as a result of temporary differences that arise due to the differences between the income tax values and the carrying amount of assets and liabilities. Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

	Year Ended December 31,
	2022	2021
Income tax losses - Canada	32,773	29,647
Capital tax losses - Canada	28,385	28,479
Income tax losses - United Kingdom	2,107	2,329
Income tax losses - Malta	142	239
Property and equipment	2,170	1,565
Goodwill	2,103	2,519
Right-of-use assets	—	29
Share issuance costs	2,888	2,794
Total unrecognized deductible temporary differences	70,568	67,601

22INCOME TAXES (CONTINUED)

The portion of the income tax losses related to Canada which have a limited carry-forward period expire in the years 2026 to 2042 as follows:

2026	105
2027	463
2028	699
2029	818
2030	308
2031	226
2032	1,224
2033	1,685
2034	2,532
2035	1,194
2036	3,063
2037	3,929
2038	2,561
2039	2,173
2040	3,237
2041	4,029
2042	4,527
32,773

The United Kingdom losses are carried forward indefinitely unless subject to certain restrictions and are now classified in the current year as discontinued operations as unrecognized deferred income tax assets. The deductible temporary differences do not expire under current income tax legislation. Deferred income tax assets were not recognized in respect of these items because it is not probable that future taxable income will be available to the Company to utilize the benefits.